Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 23, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Zacks All-Cap Core ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			15.60%	13.48%	13.26%
Zacks All-Cap Core ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			14.97%	10.57%	10.57%
Zacks All-Cap Core ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.67%	10.10%	10.05%
Zacks All-Cap Core ETF | Russell 3000® Index (Reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Zacks Small-Cap Core ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.53%	10.26%	9.17%	[1]
Zacks Small-Cap Core ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			10.53%	8.78%	7.43%	[1]
Zacks Small-Cap Core ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.23%	7.71%	6.67%	[1]
Zacks Small-Cap Core ETF | Russell 3000® Index (Reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%	13.15%	14.29%	[1]
Zacks Small-Cap Core ETF | Russell 2000® Index (Reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.29%	4.68%	8.13%	[1]

[1]	Institutional Class shares were first offered on February 28, 2014.
[2]	In accordance with new regulatory requirements, the Predecessor Small-Cap Core Fund changed its broad-based securities market index from the Russell 2000® Index to the Russell 3000® Index. The Predecessor Small-Cap Core Fund showed the performance of the Russell 2000® Index for comparative purposes.